Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Significant Accounting Policies [Abstract]
Summary of material subsidiaries
The material subsidiaries of the Company as at December 31, 2021 are described below:

Subsidiary	Location	Ownership interest	Operations and development projects owned

Tüprag Metal Madencilik Sanayi ve Ticaret AS ("Tüprag")	Turkey	100%	Kişladağ Mine Efemçukuru Mine
Hellas Gold SA ("Hellas") (1)	Greece	100%	Olympias Mine Stratoni Mine Skouries Project
Eldorado Gold (Québec) Inc. (2)	Canada	100%	Lamaque Operations
Thracean Gold Mining SA	Greece	100%	Perama Hill Project
Thrace Minerals SA	Greece	100%	Sapes Project
Deva Gold SA ("Deva")	Romania	80.5%	Certej Project
(1) On May 11, 2020, the Company acquired the remaining 5% non-controlling interest in Hellas Gold SA (Note 12).
(2) On April 7, 2021, the Company acquired 100% of QMX Gold Corporation by way of a plan of arrangement (Note 6). QMX Gold Corporation subsequently amalgamated with Eldorado Gold (Quebec) Inc.